The Company (Details)	12 Months Ended
Apr. 02, 2023 segment
Corporate Information And Statement Of IFRS Compliance [Abstract]
Proportion of total outstanding shares owned by principal shareholder	49.00%
Proportion of voting shares owned by principal shareholder	90.60%
Proportion of total outstanding shares owned by public markets	51.00%
Proportion of voting shares owned by public markets	9.40%
Number of operating segments	3
Number of reportable segments	3